Derivative Financial Instruments (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Summary of outstanding derivative instruments

The Company does not designate any of its derivative instruments as hedges. The following summarizes the Company’s outstanding derivative instruments at June 30, 2013:

			Fair Value
	Notional Amount	Balance Sheet Location	Asset	(Liability)
IRLCs	$1,450,868	Derivative assets/liabilities	$4,246	$(18,166)
MBS forward trades	1,888,223	Derivative assets/liabilities	46,682	(1,243)

Total derivative financial instruments	$3,339,091		$50,928	$(19,409)

The Company does not designate any of its derivative instruments as hedges. The following summarizes the Company’s outstanding derivative instruments as of September 30, 2013 and December 31, 2012:

September 30, 2013:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,348,334	Derivative assets/liabilities	$16,695	$(94)
MBS forward trades	1,732,259	Derivative assets/liabilities	376	(23,731)

Total derivative financial instruments	$3,080,593		$17,071	$(23,825)

December 31, 2012:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,139,963	Derivative assets/liabilities	$11,989	$—
MBS forward trades	967,780	Derivative assets/liabilities	—	(1,787)

Total derivative financial instruments	$2,107,743		$11,989	$(1,787)

The following summarizes derivative instruments at December 31:

	December 31, 2012		December 31, 2011
Description	Fair Value	Notional Amount	Fair Value	Notional Amount
Interest rate lock commitments	$11,988,706	$1,139,963,000	$3,347,255	$112,085,000
MBS forward sales contracts	(1,786,505)	$967,780,000	(1,045,529)	$153,320,000

Total	$10,202,201		$2,301,726

Summary of the effect of derivative financial instruments on consolidated statements of income

The following summarizes the effect of the Company’s derivative financial instruments on its consolidated statement of operations for the six months ended June 30, 2013:

	Statement of Operations Location	Derivative Gains (Losses) Recognized
IRLCs	Gains on mortgage loans held for sale	$(25,909)
MBS forward trades	Gains on mortgage loans held for sale	47,226

Net derivative gain		$21,317

The following summarizes the effect of the Company’s derivative financial instruments on its consolidated statements of income for the three and nine months ended September 30, 2013 and 2012:

	Derivative (Losses) Gains Recognized
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Interest rate lock commitments	$30,521	$11,896	$4,612	$18,394
MBS forward trades	(68,794)	(11,698)	(21,568)	(14,279)

Net derivative (losses) gains[1]	$(38,273)	$198	$(16,956)	$4,115

1	All derivative (losses) gains are included within “Gains on mortgage loans held for sale” on the Company’s consolidated statements of income.